UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Edgewood Management LLC

Address:  350 Park Avenue
          New York, New York 10022


13F File Number: 028-02602

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Fausto Rotundo
Title:    Chief Compliance Officer
Phone:    (212) 652-9100


Signature, Place and Date of Signing:


/s/ Fausto Rotundo             New York, New York           February 11, 2010
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  92

Form 13F Information Table Value Total:  $6,403,032
                                         (thousands)

List of Other Included Managers: NONE

                                             FORM 13F INFORMATION TABLE
COLUMN 1                      COLUMN  2         COLUMN 3    COLUMN 4       COLUMN 5      COLUMN 6    COLUMN 7       COLUMN 8

                              TITLE                         VALUE     SHRS OR   SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER                OF CLASS          CUSIP       (X$1000)  PRN AMT   PRN CALL DISCRETION  MANAGERS SOLE    SHARED NONE
--------------                --------          -----       --------  -------   --- ---- ----------  -------- ----    ------ ----
3M CO                         COM               88579Y101   109,795    1,328,107         SOLE        NONE        911,848     416,259
ABBOTT LABS                   COM               002824100    13,217      244,799         SOLE        NONE        244,799           0
AFLAC INC                     COM               001055102       227        4,900         SOLE        NONE          4,900           0
ALLERGAN INC                  COM               018490102   343,379    5,449,591         SOLE        NONE      5,193,212     256,379
ALNYLAM PHARMACEUTICALS INC   COM               02043Q107       352       20,000         SOLE        NONE         20,000           0
ALTRIA GROUP INC              COM               02209S103       220       11,200         SOLE        NONE          9,200       2,000
AMERICAN TOWER CORP           CL A              029912201   411,535    9,524,074         SOLE        NONE      9,092,905     431,169
AMPHENOL CORP NEW             CL A              032095101    15,796      342,047         SOLE        NONE        298,768      43,279
APPLE INC                     COM               037833100   297,279    1,410,696         SOLE        NONE      1,339,687      71,009
APPLIED MATLS INC             COM               038222105       639       45,844         SOLE        NONE         45,400         444
AT&T INC                      COM               00206R102       428       15,273         SOLE        NONE         11,340       3,933
BANK OF NEW YORK MELLON CORP  COM               064058100     4,983      178,165         SOLE        NONE        177,222         943
BEACON POWER CORP             COM               073677106        20       39,560         SOLE        NONE         39,560           0
BERKSHIRE HATHAWAY INC DEL    CL A              084670108       694            7         SOLE        NONE              7           0
BERKSHIRE HATHAWAY INC DEL    CL B              084670207       726          221         SOLE        NONE            221           0
BOEING CO                     COM               097023105       271        5,000         SOLE        NONE          5,000           0
BP PLC                        SPONSORED ADR     055622104     3,490       60,201         SOLE        NONE         59,631         570
BRISTOL MYERS SQUIBB CO       COM               110122108       284       11,231         SOLE        NONE         10,200       1,031
CELGENE CORP                  COM               151020104   256,641    4,609,213         SOLE        NONE      4,421,450     187,763
CHEVRON CORP NEW              COM               166764100     2,300       29,870         SOLE        NONE         26,870       3,000
CHUBB CORP                    COM               171232101       451        9,168         SOLE        NONE          9,168           0
CHURCH & DWIGHT INC           COM               171340102       993       16,425         SOLE        NONE         16,425           0
CINCINNATI FINL CORP          COM               172062101       236        9,012         SOLE        NONE          9,012           0
CISCO SYS INC                 COM               17275R102    11,726      489,798         SOLE        NONE        480,782       9,016
CME GROUP INC                 COM               12572Q105   394,093    1,173,034         SOLE        NONE      1,119,723      53,311
COCA COLA CO                  COM               191216100     3,012       52,844         SOLE        NONE         45,944       6,900
COGNIZANT TECHNOLOGY SOLUTIO  CL A              192446102   362,906    8,005,862         SOLE        NONE      7,600,069     405,793
COLGATE PALMOLIVE CO          COM               194162103    88,356    1,075,550         SOLE        NONE      1,075,550           0
COVANCE INC                   COM               222816100   201,688    3,695,955         SOLE        NONE      3,549,448     146,507
CROWN CASTLE INTL CORP        COM               228227104       273        7,000         SOLE        NONE          5,000       2,000
CRUCELL N V                   SPONSORED ADR     228769105     1,271       63,000         SOLE        NONE         61,700       1,300
DISNEY WALT CO                COM DISNEY        254687106       400       12,400         SOLE        NONE          6,800       5,600
DUKE ENERGY CORP NEW          COM               26441C105       452       26,274         SOLE        NONE         22,078       4,196
EATON VANCE TX ADV GLBL DIV   COM               27828S101       148       10,800         SOLE        NONE         10,800           0
EMERSON ELEC CO               COM               291011104       876       20,575         SOLE        NONE         20,575           0
EQUIFAX INC                   COM               294429105     1,024       33,141         SOLE        NONE         29,871       3,270
EXXON MOBIL CORP              COM               30231G102    16,920      248,128         SOLE        NONE        238,075      10,053
FIRST SOLAR INC               COM               336433107   275,396    2,033,941         SOLE        NONE      1,937,195      96,746
FPL GROUP INC                 COM               302571104       291        5,500         SOLE        NONE          5,500           0
FREEPORT-MCMORAN COPPER & GO  COM               35671D857       963       12,000         SOLE        NONE         12,000           0
GENERAL ELECTRIC CO           COM               369604103       165       10,938         SOLE        NONE         10,075         863
GENZYME CORP                  COM               372917104   119,991    2,448,291         SOLE        NONE      2,342,686     105,605
GILEAD SCIENCES INC           COM               375558103   293,276    6,777,806         SOLE        NONE      6,455,144     322,662
HEWLETT PACKARD CO            COM               428236103     1,319       25,600         SOLE        NONE         25,600           0
HOME DEPOT INC                COM               437076102       560       19,355         SOLE        NONE         19,355           0
HSBC HLDGS PLC                ADR A 1/40PF A    404280604       278       13,000         SOLE        NONE         13,000           0
ILLUMINA INC                  COM               452327109    13,285      433,005         SOLE        NONE        383,913      49,092
INTEL CORP                    COM               458140100       402       19,720         SOLE        NONE         19,720           0
INTERNATIONAL BUSINESS MACHS  COM               459200101     2,137       16,324         SOLE        NONE         13,386       2,938
INTUITIVE SURGICAL INC        COM NEW           46120E602     1,509        4,973         SOLE        NONE          4,973           0
ISHARES TR INDEX              DJ SEL DIV INX    464287168     2,799       63,753         SOLE        NONE         63,753           0
JOHNSON & JOHNSON             COM               478160104     9,550      148,269         SOLE        NONE        148,269           0
JPMORGAN CHASE & CO           COM               46625H100       964       23,139         SOLE        NONE         23,139           0
KELLOGG CO                    COM               487836108       415        7,800         SOLE        NONE          7,800           0
KINDER MORGAN ENERGY PARTNER  UT LTD PARTNER    494550106     5,026       82,426         SOLE        NONE         82,426           0
LAS VEGAS SANDS CORP          COM               517834107       324       21,700         SOLE        NONE         14,500       7,200
LILLY ELI & CO                COM               532457108       214        6,000         SOLE        NONE          6,000           0
MERCK & CO INC NEW            COM               58933Y105       220        6,033         SOLE        NONE          3,000       3,033
MICROSOFT CORP                COM               594918104       829       27,195         SOLE        NONE         24,395       2,800
MONSANTO CO NEW               COM               61166W101   318,599    3,897,233         SOLE        NONE      3,713,274     183,959
NATIONAL OILWELL VARCO INC    COM               637071101   306,793    6,958,335         SOLE        NONE      6,624,881     333,454
NOBLE ENERGY INC              COM               655044105       585        8,220         SOLE        NONE          8,220           0
PAYCHEX INC                   COM               704326107       909       29,653         SOLE        NONE         27,615       2,038
PEPSICO INC                   COM               713448108     8,307      136,634         SOLE        NONE        135,084       1,550
PFIZER INC                    COM               717081103     2,890      158,851         SOLE        NONE        153,786       5,065
PHILIP MORRIS INTL INC        COM               718172109       448        9,300         SOLE        NONE          7,700       1,600
POWERSHARES GLOBAL ETF TRUST  AGG PFD PORT      73936T565       230       17,000         SOLE        NONE         12,000       5,000
PPG INDS INC                  COM               693506107       202        3,450         SOLE        NONE          3,450           0
PRAXAIR INC                   COM               74005P104   241,731    3,009,970         SOLE        NONE      2,887,799     122,171
PRICELINE COM INC             COM NEW           741503403   183,168      838,642         SOLE        NONE        804,413      34,229
PROCTER & GAMBLE CO           COM               742718109     1,111       18,323         SOLE        NONE         17,323       1,000
PROSHARES TR                  PSHS ULSHT 7-10Y  74347R313       539       10,000         SOLE        NONE         10,000           0
PROSHARES TR                  PSHS ULTSH 20YRS  74347R297       504       10,100         SOLE        NONE         10,100           0
PROSHARES TR                  PSHS ULTSHRT QQQ  74347R875       190       10,000         SOLE        NONE         10,000           0
PROSHARES TR                  PSHS ULTRSHT O&G  74347R586       446       35,000         SOLE        NONE         35,000           0
PROSHARES TR                  PSHS ULTASH DW30  74347R867       295       10,000         SOLE        NONE         10,000           0
QUALCOMM INC                  COM               747525103   422,544    9,134,115         SOLE        NONE      8,704,505     429,610
QUANTA SVCS INC               COM               74762E102   277,966   13,338,082         SOLE        NONE     12,690,362     647,720
REGENCY CTRS CORP             COM               758849103     1,297       37,000         SOLE        NONE         37,000           0
RESEARCH IN MOTION LTD        COM               760975102   523,778    7,755,082         SOLE        NONE      7,384,531     370,551
ROYAL DUTCH SHELL PLC         SPONS ADR A       780259206       427        7,100         SOLE        NONE          7,100           0
SCHLUMBERGER LTD              COM               806857108       638        9,800         SOLE        NONE          9,800           0
SCHWAB CHARLES CORP NEW       COM               808513105   205,446   10,916,378         SOLE        NONE     10,473,049     443,329
SELECT SECTOR SPDR TR         SBI INT-UTILS     81369Y886     4,665      150,400         SOLE        NONE        150,400           0
SOUTHERN UN CO NEW            COM               844030106       202        8,918         SOLE        NONE          8,918           0
SOUTHWESTERN ENERGY CO        COM               845467109   202,488    4,200,997         SOLE        NONE      4,029,083     171,914
SPDR TR                       UNIT SER 1        78462F103     1,693       15,191         SOLE        NONE         15,191           0
STATE STR CORP                COM               857477103   224,326    5,152,171         SOLE        NONE      4,944,349     207,822
UNILEVER N V                  N Y SHS NEW       904784709       312        9,639         SOLE        NONE          9,639           0
VERIZON COMMUNICATIONS INC    COM               92343V104       706       21,314         SOLE        NONE         20,110       1,204
VISA INC                      COM CL A          92826C839   188,217    2,152,037         SOLE        NONE      2,073,359      78,678
VODAFONE GROUP PLC NEW        SPONS ADR NEW     92857W209     4,366      189,101         SOLE        NONE        177,738      11,363

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